UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22437
Guggenheim Taxable Municipal Managed Duration Trust
(Exact name of registrant as specified in charter)
227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee
227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100
Date of fiscal year end: May 31
Date of reporting period: June 1, 2016 – August 31, 2016

Item 1.  Schedule of Investments.
Attached hereto.

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Shares	Value
COMMON STOCKS - 0.0%**
Technology - 0.0%**
Aspect Software Parent, Inc.*,†††,1	6,275	$147,290
Communications - 0.0%**
Cengage Learning Acquisitions, Inc.*,††	3,457	84,410
Consumer, Non-cyclical - 0.0%**
Targus Group International Equity, Inc*,†††,1	18,415	26,886
Basic Materials - 0.0%**
Mirabela Nickel Ltd.*,†††,1	335,401	25
Total Common Stocks
(Cost $401,140)		258,611
PREFERRED STOCKS – 0.0%
Financial – 0.0%**
GSC Partners CDO Fund V Ltd.
11/20/16*,†††,1,3,7,8	475	–
Total Preferred Stocks
(Cost $26,528)		–

	Face
	Amount	Value
SHORT TERM INVESTMENTS† - 0.0%**
Dreyfus Treasury Prime Cash
Management Institutional
Shares 0.18%[4]	$198,339	198,339
Total Short Term Investments
(Cost $198,339)		198,339

MUNICIPAL BONDS†† - 111.4%
California - 22.4%
Los Angeles, California, Department of Water & Power Revenue, Taxable Build America Bonds[5]
7.00% due 07/01/41	10,000,000	12,323,600
7.00% due 07/01/41	10,000,000	11,798,200
Santa Ana Unified School District, California, General Obligation Bonds, Federal Taxable Build America Bonds[5]
7.10% due 08/01/40	7,755,000	11,027,377
6.80% due 08/01/30	2,245,000	2,940,299
California, General Obligation Bonds, Various Purpose, Taxable Build America Bonds[5]
7.70% due 11/01/30[6]	10,000,000	12,341,600
Oakland Unified School District, County of Alameda, California, Taxable General Obligation Bonds, Election of 2006, Qualified School Construction Bonds, Series 2012B
6.88% due 08/01/33[6]	10,000,000	11,206,900

	Face
	Amount	Value
MUNICIPAL BONDS†† - 111.4% (continued)
California - 22.4% (continued)
Long Beach Unified School District, California, Qualified School Construction Bonds, Federally Taxable, Election of 2008, General Obligation Bonds
5.91% due 08/01/25	$7,500,000	$9,320,175
Metropolitan Water District, Southern California, Water Revenue Bonds, 2010 Authorization, Taxable Build America Bonds[5]
6.95% due 07/01/40	5,000,000	5,939,100
Riverside Community College District, Riverside County, California, Election of 2004 General Obligation Bonds, Taxable Build America Bonds[5]
7.02% due 08/01/40[6]	5,000,000	5,813,550
Sonoma Valley Unified School District, General Obligation, Federally Taxable Bonds
7.12% due 08/01/28[6]	3,330,000	3,884,112
Culver City Redevelopment Agency, California, Taxable Tax Allocation Bonds, Culver City Redevelopment Project
8.00% due 11/01/20	3,000,000	3,231,150
Monrovia Unified School District, Los Angeles County, California, Election of 2006 General Obligation Bonds, Build America Bonds, Federally Taxable[5]
7.25% due 08/01/28[6]	1,025,000	1,334,970
Placentia-Yorba Linda Unified School District (Orange County, California), General Obligation Bonds, Federally Taxable Direct-Pay Qualified School Construction Bonds, Election of 2008
5.40% due 02/01/26[6]	1,000,000	1,202,060
Cypress Elementary School District (Orange County, California), General Obligation Bonds, Direct Pay Qualified School Construction Bonds, 2008 Election
6.65% due 08/01/25[6]	660,000	801,907
6.05% due 08/01/21[6]	340,000	382,269

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face
	Amount	Value
MUNICIPAL BONDS†† - 111.4% (continued)
California - 22.4% (continued)
Alhambra Unified School District General Obligation Unlimited
6.70% due 02/01/26[6]	$500,000	$642,620
Total California		94,189,889
Illinois - 10.9%
Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Build America Program, Taxable[5]
8.15% due 04/01/41	5,000,000	5,738,000
7.95% due 04/01/35[6]	4,500,000	5,174,955
City of Chicago Illinois General Obligation Unlimited
5.43% due 01/01/42[6]	4,000,000	3,694,920
6.26% due 01/01/40[6]	3,575,000	3,429,069
Chicago, Illinois, Second Lien Wastewater Transmission Revenue Project Bonds, Taxable Build America Bonds[5]
6.90% due 01/01/40[6]	5,100,000	6,896,984
Illinois, General Obligation Bonds, Taxable Build America Bonds[5]
7.35% due 07/01/35	5,000,000	5,759,350
Chicago, Illinois, Board of Education, Unlimited Tax General Obligation Bonds, Dedicated Revenues, Taxable Build America Bonds[5]
6.52% due 12/01/40[6]	5,000,000	4,216,450
Chicago, Illinois, Second Lien Water Revenue Bonds, Taxable Build America Bonds[5]
6.74% due 11/01/40	2,990,000	3,966,713
Southwestern Illinois, Development Authority, Taxable Local Government, Program Revenue Bonds, Flood Prevention District Council Project, Recovery Zone Economic Development Bonds
7.23% due 10/15/35[6]	3,000,000	3,364,950
Southwestern Illinois, Development Authority, Taxable Local Government, Program Revenue Bonds, Flood Prevention District Project, Build America Bonds[5]
7.03% due 04/15/32[6]	2,000,000	2,252,240
State of Illinois General Obligation Unlimited
6.63% due 02/01/35	930,000	1,019,950
6.73% due 04/01/35	200,000	219,672

	Face
	Amount	Value
MUNICIPAL BONDS†† - 111.4% (continued)
Illinois - 10.9% (continued)
Chicago Board of Education General Obligation Unlimited
6.14% due 12/01/39[6]	$195,000	$165,378
Total Illinois		45,898,631
Washington - 10.2%
Washington State University, Housing and Dining System Revenue Bonds, Taxable Build America Bonds[5]
7.40% due 04/01/41[6]	6,675,000	10,176,972
7.10% due 04/01/32	3,325,000	4,553,554
Washington State Convention Center Public Facilities District, Lodging Tax Bonds, Taxable Build America Bonds[5]
6.79% due 07/01/40	5,000,000	6,904,250
Public Hospital District No. 1, King County, Washington, Valley Medical Center, Hospital Facilities Revenue Bonds
8.00% due 06/15/40[6]	5,800,000	6,744,008
Central Washington University, System Revenue Bonds, 2010, Taxable Build America Bonds[5]
6.50% due 05/01/30[6]	5,000,000	6,347,850
City of Anacortes Washington Utility System Revenue Revenue Bonds
6.48% due 12/01/30[6]	5,000,000	5,762,550
City of Auburn Washington Utility System Revenue Revenue Bonds
6.40% due 12/01/30[6]	2,000,000	2,226,140
Total Washington		42,715,324
New York - 6.5%
Westchester County Health Care Corporation, Revenue Bonds, Taxable Build America Bonds[5]
8.57% due 11/01/40[6]	10,000,000	14,334,200
Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Taxable Build America Bonds[5]
6.55% due 11/15/31	5,000,000	6,883,000
7.13% due 11/15/30	5,000,000	6,058,600
Total New York		27,275,800
New Jersey - 6.5%
New Jersey Turnpike Authority Revenue Bonds
7.10% due 01/01/41	10,000,000	15,515,800

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face
	Amount	Value
MUNICIPAL BONDS†† - 111.4% (continued)
New Jersey - 6.5% (continued)
Camden County Improvement Authority, Camden County, New Jersey, Lease Revenue Bonds, Cooper Medical School of Rowan University Project
7.75% due 07/01/34[6]	$8,000,000	$9,330,880
7.85% due 07/01/35[6]	2,000,000	2,332,780
Total New Jersey		27,179,460
Pennsylvania - 6.3%
School District of Philadelphia, Pennsylvania, General Obligation Bonds, Series 2011A, Qualified School Construction Bonds - (Federally Taxable - Direct Subsidy)
6.00% due 09/01/30[6]	10,720,000	11,769,058
Pittsburgh, Pennsylvania, School District, Taxable Qualified School Construction Bonds
6.85% due 09/01/29[6]	6,870,000	9,313,041
Lebanon, Pennsylvania, Sewer Revenue Bonds, Taxable Build America Bonds[5]
7.14% due 12/15/35[6]	4,865,000	5,480,277
Total Pennsylvania		26,562,376
Texas - 6.2%
Dallas, Texas, Convention Center Hotel Development Corporation, Hotel Revenue Bonds, Taxable Build America Bonds[5]
7.09% due 01/01/42[6]	10,000,000	14,456,900
El Paso, Texas, Combination Tax and Revenue Certification of Obligation, Taxable Build America Bonds[5]
6.70% due 08/15/36[6]	10,000,000	11,498,100
Total Texas		25,955,000
Indiana - 6.0%
Noblesville Multi-School Building Corporation, Hamilton County, Indiana, Taxable Unlimited Ad Valorem Property Tax First Mortgage Bonds, Build America Bonds[5]
6.50% due 07/15/30	10,000,000	11,694,700
Evansville-Vanderburgh Independent School Building Corporation, Unlimited Taxable Ad Valorem Property Tax First Mortgage Bonds
6.50% due 01/15/30[6]	8,690,000	10,152,440

	Face
	Amount	Value
MUNICIPAL BONDS†† - 111.4% (continued)
Indiana - 6.0% (continued)
Knox County, Indiana, Good Samaritan Hospital Project, Taxable Economic Development Revenue Bonds, Qualified Energy Conservation Bonds - Direct Payment, Series 2012B
5.90% due 04/01/34[6]	$2,920,000	$3,327,311
Total Indiana		25,174,451
Michigan - 5.6%
Detroit, Michigan, School District, School Building and Site Bonds, Unlimited Tax General Obligation Bonds, Taxable Build America Bonds,[5]
6.85% due 05/01/40[6]	5,000,000	5,390,850
Whitehall District Schools, Muskegon County, Michigan, 2010 School Building and Site Bonds, General Obligation, Unlimited Tax Bonds, Taxable Qualified School Construction Bonds
6.10% due 05/01/26[6]	2,500,000	2,719,825
6.50% due 05/01/29[6]	2,000,000	2,167,740
Detroit City School District General Obligation Unlimited
7.75% due 05/01/39[6]	2,640,000	3,514,183
Fraser Public School District, Macomb County, Michigan, General Obligation Federally Taxable School Construction Bonds, 2011 School Building and Site Bonds
6.05% due 05/01/26[6]	3,000,000	3,396,960
Detroit, Michigan, School District, School Building and Site Bonds, Unlimited Tax General Obligation Bonds, Taxable Qualified School Construction Bonds
6.65% due 05/01/29[6]	2,640,000	3,213,012
City of Detroit Michigan Water Supply System Revenue Revenue Bonds
5.00% due 07/01/41	1,555,000	1,727,154
Oakridge, Michigan, Public Schools, Unlimited Tax General Obligation Bonds
6.75% due 05/01/26[6]	1,000,000	1,131,370
Comstock Park Public Schools General Obligation Unlimited
6.30% due 05/01/26[6]	415,000	491,833
Total Michigan		23,752,927
Florida - 4.6%
County of Miami-Dade Florida Transit System Revenue Bonds
6.91% due 07/01/39[6]	10,000,000	11,305,300

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face
	Amount	Value
MUNICIPAL BONDS†† - 111.4% (continued)
Florida - 4.6% (continued)
Orlando, Florida, Community Redevelopment Agency, Taxable Tax Increment Revenue Build America Bonds[5]
7.78% due 09/01/40[6]	$5,000,000	$5,931,650
County of Miami-Dade Florida Aviation Revenue Revenue Bonds
3.86% due 10/01/41	2,000,000	2,032,580
Total Florida		19,269,530
West Virginia - 3.7%
State of West Virginia, Higher Education Policy Commission, Revenue Bonds, Federally Taxable Build America Bonds 2010[5]
7.65% due 04/01/40[6]	10,000,000	15,405,200
Ohio - 3.3%
American Municipal Power, Inc., Combined Hydroelectric Projects Revenue Bonds, New Clean Renewable Energy Bonds
7.33% due 02/15/28[6]	5,000,000	6,885,649
Madison Local School District, Richland County, Ohio, School Improvement, Taxable Qualified School Construction Bonds
6.65% due 12/01/29[6]	2,500,000	2,933,950
Cuyahoga County, Ohio, Hospital Revenue Bonds, The Metrohealth System, Build America Bonds, Taxable[5]
8.22% due 02/15/40[6]	1,950,000	2,582,171
Toronto City School District, Ohio, Qualified School Construction Bonds General Obligation Bonds
7.00% due 12/01/28	1,230,000	1,350,774
Total Ohio		13,752,544
Colorado - 2.9%
Colorado, Building Excellent Schools Today, Certificates of Participation, Taxable Build America Bonds[5]
7.02% due 03/15/31[6]	7,500,000	8,922,750

	Face
	Amount	Value
MUNICIPAL BONDS†† - 111.4% (continued)
Colorado - 2.9% (continued)
Colorado, Building Excellent Schools Today, Certificates of Participation, Taxable Qualified School Construction
6.82% due 03/15/28[6]	$2,500,000	$3,467,600
Total Colorado		12,390,350
Vermont - 2.6%
Vermont State Colleges, Revenue Bonds, Taxable Build America Bonds[5]
7.21% due 07/01/40[6]	7,500,000	8,626,275
6.10% due 07/01/25[6]	2,155,000	2,451,937
Total Vermont		11,078,212
Alabama - 2.6%
Alabama State University, General Tuition and Fee Revenue Bonds, Taxable Direct-Pay Build America Bonds[5]
7.20% due 09/01/38[6]	5,000,000	5,453,700
7.10% due 09/01/35[6]	3,000,000	3,254,610
7.25% due 09/01/40[6]	2,000,000	2,198,040
Total Alabama		10,906,350
Nevada - 2.5%
Nevada System of Higher Education University, Revenue Bonds, Build America Bonds[5]
7.90% due 07/01/40	5,050,000	5,966,828
7.60% due 07/01/30	1,500,000	1,765,110
Clark County, Nevada, Airport Revenue Bonds, Build America Bonds[5]
6.88% due 07/01/42[6]	1,425,000	1,599,249
Las Vegas Valley Water District, Nevada, Limited Tax General Obligation Water Bonds, Taxable Build America Bonds[5]
7.10% due 06/01/39[6]	1,200,000	1,374,912
Total Nevada		10,706,099
Louisiana - 2.4%
Orleans Parish, School Board of the Parish of Orleans, Louisiana
4.40% due 02/01/21[6]	8,000,000	8,881,760
Tangipahoa Parish Hospital Service District No. 1, Louisiana, Taxable Hospital Revenue Bonds, North Oaks Health System Project, Build America Bonds[5]
7.20% due 02/01/42[6]	1,055,000	1,134,895
Total Louisiana		10,016,655
Mississippi - 1.9%
Medical Center Educational Building Corporation, Taxable Build America Bonds, University of Mississippi Medical Center Facilities Expansion and Renovation Project[5]
6.84% due 06/01/35[6]	5,000,000	5,718,000

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face
	Amount	Value
MUNICIPAL BONDS†† - 111.4% (continued)
Mississippi - 1.9% (continued)
Mississippi, Hospital Equipment and Facilities Authority, Taxable Build America Revenue Bonds, Forrest County General Hospital Project[5]
7.27% due 01/01/32	$1,000,000	$1,112,310
7.39% due 01/01/40[6]	905,000	1,004,224
Total Mississippi		7,834,534
South Carolina - 1.7%
County of Horry South Carolina Airport Revenue Revenue Bonds
7.33% due 07/01/40[6]	5,000,000	7,042,050
Georgia - 1.4%
Georgia Municipal Association, Inc., Certificates of Participation, DeKalb County Public Schools Project
5.21% due 12/01/22[6]	5,000,000	5,892,250
South Dakota - 0.9%
Pierre, South Dakota, Taxable Electric Revenue Bonds, Recovery Zone Economic Development Bonds
7.50% due 12/15/40	3,490,000	3,780,857
Puerto Rico - 0.3%
Puerto Rico Electric Power Authority Revenue Bonds
5.25% due 07/01/32	1,000,000	1,092,540
0.95% due 07/01/29[7]	400,000	290,000
Total Puerto Rico		1,382,540
Total Municipal Bonds
(Cost $382,895,680)		468,161,029
ASSET BACKED SECURITIES†† - 10.9%
Collateralized Loan Obligations - 9.4%
OCP CLO Ltd.
2012-2A, 6.51% due 11/22/23[3,7]	1,000,000	976,375
2014-6A, 5.63% due 07/17/26[3,7]	1,000,000	869,711
2015-9A, 4.38% due 07/15/27[3,7]	250,000	230,056
2014-6A, 4.33% due 07/17/26[3,7]	250,000	226,503
2013-4A, 5.71% due 10/24/25[3,7]	250,000	207,407
KVK CLO Ltd.
2014-3A, 3.68% due 10/15/26[3,7]	1,000,000	950,991
2012-2A, 5.16% due 02/10/25[3,7]	750,000	747,003
2013-2A, 4.33% due 01/15/26[3,7]	250,000	221,192
2015-1A, 6.56% due 05/20/27[3,7]	250,000	207,605

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 10.9% (continued)
Collateralized Loan Obligations - 9.4% (continued)
CIFC Funding Ltd.
2014-1A, 5.93% due 04/18/25[3,7]	$750,000	$526,823
2013-2A, 5.28% due 04/21/25[3,7]	500,000	401,817
2014-1A, 3.89% due 08/14/24[3,7]	400,000	396,359
2014-2A, 3.68% due 05/24/26[3,7]	250,000	248,022
2007-1A, 2.31% due 05/10/21[3,7]	200,000	193,968
2013-2A, 4.28% due 04/21/25[3,7]	200,000	183,600
Fortress Credit Investments IV Ltd.
2015-4A, 4.18% due 07/17/23[3,7]	1,000,000	927,566
2015-4A, 5.78% due 07/17/23[3,7]	500,000	446,649
Catamaran CLO Ltd.
2012-1A, 6.90% due 12/20/23[3,7]	1,250,000	843,156
2014-1A, 5.20% due 04/20/26[3,7]	500,000	403,824
Avery Point IV CLO Ltd.
2014-1A, 5.71% due 04/25/26[3,7]	1,000,000	698,622
2014-1A, 5.31% due 04/25/26[3,7]	500,000	408,125
Ocean Trails CLO IV
2013-4A, 6.72% due 08/13/25[3,7]	1,000,000	783,600
2013-4A, 3.82% due 08/13/25[3,7]	250,000	249,435
Anchorage Capital CLO Ltd.
2012-1A, 3.47% due 01/13/25[3,6,7]	1,000,000	998,327
Atlas Senior Loan Fund IV Ltd.
2014-2A, 3.52% due 02/17/26[3,6,7]	1,000,000	982,699
Jamestown CLO VI Ltd.
2015-6A, 6.06% due 02/20/27[3,7]	1,250,000	899,294
Saranac CLO III Ltd.
2014-3A, 4.30% due 06/22/25[3,7]	1,000,000	883,185
Dryden XXXI Senior Loan Fund
2014-31A, 4.18% due 04/18/26[3,7]	900,000	850,891
Betony CLO Ltd.
2015-1A, 6.03% due 04/15/27[3,7]	1,000,000	840,000
THL Credit Wind River CLO Ltd.
2014-2A, 3.88% due 07/15/26[3,7]	750,000	749,850

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 10.9% (continued)
Collateralized Loan Obligations - 9.4% (continued)
Longfellow Place CLO Ltd.
2013-1A, 6.43% due 01/15/24[3,7]	$750,000	$686,001
Venture XX CLO Ltd.
2015-20A, 6.98% due 04/15/27[3,7]	900,000	621,224
North End CLO Limited
2013-1A, 5.28% due 07/17/25[3,7]	750,000	584,213
Cent CLO Ltd.
2014-21A, 4.23% due 07/27/26[3,7]	600,000	545,134
Eastland CLO Ltd.
2007-1A, 1.09% due 05/01/22[3,6,7]	550,000	539,165
Shackleton I CLO Ltd.
2012-1A, 5.57% due 08/14/23[3,7]	500,000	505,460
COA Summit CLO Limited
2014-1A, 3.50% due 04/20/23[3,7]	500,000	499,761
Neuberger Berman CLO XV
2013-15A, 3.53% due 10/15/25[3,7]	500,000	496,258
Marathon CLO VII Ltd.
2014-7A, 4.24% due 10/28/25[3,7]	500,000	492,376
ALM VII Ltd.
2013-7RA, 4.16% due 04/24/24[3,7]	250,000	243,446
2013-7R2A, 4.16% due 04/24/24[3,7]	250,000	243,058
Eaton Vance CLO Ltd.
2014-1A, 5.71% due 07/15/26[3,7]	600,000	475,557
Silver Spring CLO Ltd.
2014-1A, 3.68% due 10/15/26[3,7]	500,000	474,037
Octagon Investment Partners XVII Ltd.
2013-1A, 5.86% due 10/25/25[3,7]	750,000	466,437
OHA Credit Partners VIII Ltd.
2013-8A, 5.10% due 04/20/25[3,7]	275,000	236,233
2013-8A, 4.20% due 04/20/25[3,7]	250,000	230,177
Golub Capital Partners CLO Ltd.
2014-21A, 4.01% due 10/25/26[3,7]	250,000	240,975
2014-18A, 4.71% due 04/25/26[3,6,7]	250,000	224,520
Galaxy XVI CLO Ltd.
2013-16A, 4.17% due 11/16/25[3,7]	500,000	463,925

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 10.9% (continued)
Collateralized Loan Obligations - 9.4% (continued)
Newstar Commercial Loan Funding LLC
2013-1A, 5.20% due 09/20/23[3,7]	$250,000	$232,881
2014-1A, 5.45% due 04/20/25[3,7]	250,000	227,515
Saranac CLO II Ltd.
2014-2A, 4.46% due 02/20/25[3,7]	500,000	459,524
Neuberger Berman CLO XIII Ltd.
2012-13X, 5.81% due 01/23/24[7]	500,000	438,884
Ocean Trails CLO V
2014-5A, 6.02% due 10/13/26[3,7]	500,000	436,499
MCF CLO I LLC
2013-1A, 6.45% due 04/20/23[3,7]	500,000	418,095
WhiteHorse X Ltd.
2015-10A, 5.98% due 04/17/27[3,7]	500,000	407,546
NewMark Capital Funding CLO Ltd.
2014-2A, 5.43% due 06/30/26[3,7]	500,000	404,382
TICP CLO II Ltd.
2014-2A, 3.70% due 07/20/26[3,7]	400,000	396,103
Gramercy Park CLO Ltd.
2014-1A, 4.73% due 07/17/23[3,6,7]	250,000	249,484
2012-1A, 07/17/23[3,8]	250,000	136,894
Cratos CLO Ltd.
2007-1A, 1.91% due 05/19/21[3,6,7]	300,000	293,257
AMMC CLO XIII Ltd.
2013-13A, 6.46% due 01/26/26[3,7]	400,000	286,820
Flatiron CLO Ltd.
2013-1A, 6.03% due 01/17/26[3,7]	400,000	266,894
TICP CLO I Ltd.
2014-1A, 5.22% due 04/26/26[3,7]	300,000	250,967
Venture XII CLO Ltd.
2013-12A, 4.33% due 02/28/24[3,7]	250,000	250,190
Regatta V Funding Ltd.
2014-1A, 3.86% due 10/25/26[3,7]	250,000	250,093
Oaktree EIF II Series Ltd.
2014-A2, 4.02% due 11/15/25[3,7]	250,000	249,987
Race Point V CLO Ltd.
2014-5A, 4.40% due 12/15/22[3,7]	250,000	249,626

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 10.9% (continued)
Collateralized Loan Obligations - 9.4% (continued)
Greywolf CLO III Ltd.
2014-1A, 3.55% due 04/22/26[3,7]	$250,000	$247,972
DIVCORE CLO Ltd.
2013-1A, 4.38% due 11/15/32[3,6,7]	250,000	247,199
GoldenTree Loan Opportunities III Ltd.
2007-3A, 3.96% due 05/01/22[3,7]	250,000	246,606
Cerberus Onshore II CLO LLC
2014-1A, 4.68% due 10/15/23[3,7]	250,000	246,389
Black Diamond CLO Delaware Corp.
2005-2A, 2.46% due 01/07/18[3,7]	250,000	246,053
Battalion CLO Ltd.
2007-1A, 2.82% due 07/14/22[3,7]	250,000	245,685
Blue Hill CLO Ltd.
2013-1A, 3.68% due 01/15/26[3,7]	250,000	245,643
Monroe Capital CLO Ltd.
2014-1A, 4.25% due 10/22/26[3,7]	250,000	244,728
Black Diamond CLO Ltd.
2014-1A, 3.53% due 02/06/26[3,7]	250,000	242,541
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.01% due 07/25/25[3,7]	250,000	242,247
Regatta IV Funding Ltd.
2014-1A, 5.66% due 07/25/26[3,7]	300,000	241,125
Octagon Investment Partners XXI Ltd.
2014-1A, 7.42% due 11/14/26[3,7]	250,000	240,520
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 4.21% due 10/15/26[3,7]	250,000	240,183
Mountain Hawk I CLO Ltd.
2013-1A, 3.42% due 01/20/24[3,7]	250,000	238,571
Rockwall CDO Ltd.
2007-1A, 1.31% due 08/01/24[3,7]	250,000	233,617
WhiteHorse VIII Ltd.
2014-1A, 3.51% due 05/01/26[3,7]	250,000	231,400
Staniford Street CLO Ltd.
2014-1A, 4.15% due 06/15/25[3,7]	250,000	221,527

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 10.9% (continued)
Collateralized Loan Obligations - 9.4% (continued)
Octagon Investment Partners XV Ltd.
2013-1A, 5.44% due 01/19/25[3,7]	$250,000	$220,878
Octagon Investment Partners XX Ltd.
2014-1A, 6.07% due 08/12/26[3,7]	250,000	220,032
Pinnacle Park CLO Ltd.
2014-1A, 6.23% due 04/15/26[3,7]	300,000	216,886
Dryden XXIII Senior Loan Fund
2014-23A, 7.68% due 07/17/23[3,7]	250,000	210,559
Jamestown CLO III Ltd.
2013-3A, 5.28% due 01/15/26[3,7]	250,000	205,113
BNPP IP CLO Ltd.
2014-2A, 6.01% due 10/30/25[3,7]	250,000	204,729
Avery Point V CLO Ltd.
2014-5A, 5.58% due 07/17/26[3,7]	250,000	194,814
Mountain Hawk II CLO Ltd.
2013-2A, 3.85% due 07/22/24[3,7]	250,000	194,322
Adams Mill CLO Ltd.
2014-1A, 5.68% due 07/15/26[3,7]	250,000	193,750
Gallatin CLO VII Ltd.
2014-1A, 4.44% due 07/15/23[3,6,7]	200,000	190,085
Keuka Park CLO Ltd.
2013-1A, 5.65% due 10/21/24[3,7]	250,000	175,943
Octagon Investment Partners XXII Ltd.
2014-1A, 7.00% due 11/25/25[3,7]	250,000	173,383
AIMCO CLO
2014-AA, 5.95% due 07/20/26[3,7]	250,000	173,352
Carlyle Global Market Strategies CLO Ltd.
2012-3A, 10/04/24[3,6,8]	250,000	171,420
Octagon Investment Partners XIV Ltd.
2012-1A, 7.18% due 01/15/24[3,7]	250,000	169,679
Atlas Senior Loan Fund II Ltd.
2012-2A, 01/30/24[3,6,8]	250,000	117,537
Finn Square CLO Ltd.
2012-1A, 12/24/23[3,8]	250,000	115,234

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 10.9% (continued)
Collateralized Loan Obligations - 9.4% (continued)
Ares XXV CLO Ltd.
2013-3A, 01/17/24[3,6,8]	$250,000	$114,312
Ares XXVI CLO Ltd.
2013-1A, 04/15/25[3,6,8]	250,000	110,416
Great Lakes CLO Ltd.
2012-1A, 01/15/23[3,6,8]	250,000	104,880
West CLO Ltd.
2013-1A, 11/07/25[3,8]	250,000	55,873
BlackRock Senior Income Series Corp.
2004-1A, 09/15/16†††,1,3,6,8	99,289	–
Total Collateralized Loan Obligations		39,361,456
Collateralized Debt Obligations - 1.3%
Gramercy Real Estate CDO Ltd.
2007-1A, 1.10% due 08/15/56[3,7]	1,565,565	1,466,540
N-Star REL CDO VIII Ltd.
2006-8A, 0.85% due 02/01/41[3,6,7]	1,500,000	1,445,999
FDF I Ltd.
2015-1A, 7.50% due 11/12/30[3]	1,000,000	1,008,073
SRERS Funding Ltd.
2011-RS, 0.73% due 05/09/46[3,7]	374,997	364,912
Putnam Structured Product CDO Ltd.
2002-1A, 1.19% due 01/10/38[3,6,7]	336,379	331,078
Putnam Structured Product Funding
2008-1A, 0.96% due 10/15/38[3,6,7]	266,494	264,507
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 1.24% due 11/21/40[3,7]	250,000	239,702
Pasadena CDO Ltd.
2002-1A, 1.50% due 06/19/37[3,7]	196,630	192,636
Highland Park CDO I Ltd.
2006-1A, 1.23% due 11/25/51[3,7]	193,321	176,494
Diversified Asset Securitization Holdings II, LP
2000-1X, 1.14% due 09/15/35[7]	13,452	13,278
Total Collateralized Debt Obligations		5,503,219

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 10.9% (continued)
Credit Cards - 0.1%
Credit Card Pass-Through Trust
2012-BIZ, 0.00% due 12/15/49[3,6]	$763,400	$612,271
Whole Business - 0.1%
Icon Brand Holdings LLC
2012-1A, 4.23% due 01/25/43[3]	263,702	236,768
Transportation - 0.0%**
Raspro Trust
2005-1A, 1.05% due 03/23/24[3,6,7]	53,106	51,248
Bush Truck Leasing LLC
2011-AA, 5.00% due 09/25/18[2,6]	4,235	4,221
Total Transportation		55,469
Total Asset Backed Securities
(Cost $43,411,822)		45,769,183
SENIOR FLOATING RATE INTERESTS††,7 - 5.0%
Technology - 2.5%
EIG Investors Corp.
6.00% due 02/09/23	5,009,527	4,537,779
Solera LLC
3.63% due 03/03/21	825,000	720,459
Greenway Medical Technologies
6.00% due 11/04/20	733,494	704,763
Ceridian Corp.
4.50% due 09/15/20	700,417	675,903
TIBCO Software, Inc.
6.50% due 12/04/20	689,500	671,973
Avaya, Inc.
6.25% due 05/29/20	813,211	606,859
Advanced Computer Software
6.50% due 03/18/22	493,750	469,063
Aspect Software, Inc.
10.50% due 05/25/20	446,158	433,889
GlobalLogic Holdings, Inc.
6.25% due 06/02/19	341,250	340,397
First Data Corp.
4.52% due 03/24/21	270,571	271,824
Micron Technology, Inc.
6.64% due 04/26/22	250,000	252,395
Sabre, Inc.
4.00% due 02/19/19	240,970	241,814
Quorum Business Solutions
5.75% due 08/06/21	216,700	213,450
Wall Street Systems
4.75% due 08/25/23	$87,699	$86,712
Total Technology		10,227,280
Consumer, Non-cyclical - 0.9%
Parts Town
7.50% due 06/23/22	1,275,000	1,275,000
Albertson's LLC
4.50% due 08/25/21	681,162	683,804
4.75% due 12/21/22	464,740	467,240
Springs Industries, Inc.
7.50% due 06/01/21†††,1	500,000	489,199

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face
	Amount	Value
SENIOR FLOATING RATE INTERESTS††,7 - 5.0% (continued)
Consumer, Non-cyclical - 0.9% (continued)
American Seafoods Group LLC / American Seafoods Finance, Inc.
6.02% due 08/19/21	$481,713	$467,262
American Tire Distributors, Inc.
5.25% due 09/01/21	294,122	290,569
Targus Group International, Inc.
15.00% due 12/31/19†††,1	78,878	110,295
13.75% due 09/07/16†††,1	213,492	–
ABG Intermediate Holdings 2 LLC
5.50% due 05/27/21	97,746	96,932
Total Consumer, Non-cyclical		3,880,301
Industrial - 0.7%
NVA Holdings, Inc.
4.75% due 08/14/21	589,521	588,536
5.50% due 08/14/21	498,750	498,750
Transdigm, Inc.
3.75% due 06/04/21	490,000	488,697
NaNa Development Corp.
8.00% due 03/15/18	350,000	327,250
Prolamina
5.75% due 08/18/22	298,424	298,424
Amber Bidco Foster + Partners
4.66% due 06/30/21†††,1	250,000	246,526
SIRVA Worldwide, Inc.
7.50% due 03/27/19	206,882	203,520
SI Organization
5.75% due 11/23/19	172,394	172,447
Hunter Defense Technologies
7.33% due 08/05/19†††	194,667	146,000
Hunter Fan Co.
6.50% due 12/20/17	74,454	73,710
Total Industrial		3,043,860
Financial - 0.4%
Magic Newco, LLC
5.00% due 12/12/18	960,036	963,290
12.00% due 06/12/19	100,000	104,100
Safe-Guard
6.25% due 08/19/21	463,786	445,234
Integro Parent, Inc.
6.75% due 10/31/22	248,821	242,601
Cunningham Lindsey U.S., Inc.
9.25% due 06/10/20	155,909	58,661
Total Financial		1,813,886
Consumer, Cyclical - 0.4%
LA Fitness International LLC
5.50% due 07/01/20	482,011	480,325
Sears Holdings Corp.
5.50% due 06/30/18	298,723	289,388
Neiman Marcus Group, Inc.
4.25% due 10/25/20	244,361	229,088
BJ's Wholesale Club, Inc.
4.50% due 09/26/19	196,138	195,948
Minimax Viking
4.00% due 08/14/20	147,761	148,500

	Face
	Amount	Value
SENIOR FLOATING RATE INTERESTS††,7 - 5.0% (continued)
Consumer, Cyclical - 0.4% (continued)
Life Time Fitness
4.25% due 06/10/22	$99,497	$99,560
Navistar, Inc.
6.50% due 08/07/20	99,250	93,444
J. Crew Group, Inc.
4.00% due 03/05/21	97,995	77,220
Container Store, Inc.
4.25% due 04/06/19	78,776	66,960
Total Consumer, Cyclical		1,680,433
Energy - 0.1%
PSS Companies
5.50% due 01/28/20	195,412	146,559
Jonah Energy LLC
7.50% due 05/12/21	100,000	86,833
Total Energy		233,392
Communications - 0.0%**
Univision Communications, Inc.
4.00% due 03/01/20	97,908	97,827
Total Senior Floating Rate Interests
(Cost $21,587,665)		20,976,979
CORPORATE BONDS†† - 4.7%
Energy - 1.6%
EQT Corp.
8.13% due 06/01/19[6]	1,200,000	1,367,062
Antero Resources Corp.
5.63% due 06/01/23[6]	600,000	601,500
6.00% due 12/01/20[6]	305,000	312,244
5.38% due 11/01/21[6]	100,000	100,125
Comstock Resources, Inc.
10.00% due 03/15/20[3]	1,100,000	1,012,000
Hess Corp.
8.13% due 02/15/19[6]	650,000	734,646
Husky Energy, Inc.
3.95% due 04/15/22[6]	250,000	264,476
4.00% due 04/15/24[6]	195,000	199,137
Approach Resources, Inc.
7.00% due 06/15/21[6]	500,000	371,250
Sabine Pass Liquefaction LLC
5.63% due 02/01/21	300,000	315,000
Halcon Resources Corp.
8.63% due 02/01/20[3]	300,000	285,000
Equities Corp.
4.88% due 11/15/21[6]	250,000	272,572
Buckeye Partners, LP
4.35% due 10/15/24	250,000	253,278
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
7.50% due 07/01/21	200,000	203,000
SandRidge Energy, Inc.
8.75% due 06/01/20[3,9]	450,000	176,625
Cheniere Corpus Christi Holdings LLC
7.00% due 06/30/24[3]	100,000	107,000
DCP Midstream LLC
5.35% due 03/15/20[3]	100,000	101,500

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face
	Amount	Value
CORPORATE BONDS†† - 4.7% (continued)
Energy - 1.6% (continued)
FTS International, Inc.
8.15% due 06/15/20[3,7]	$100,000	$81,500
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[2,9]	651,500	78,180
Total Energy		6,836,095
Communications - 1.0%
Sprint Communications, Inc.
7.00% due 03/01/20[3]	900,000	965,250
9.00% due 11/15/18[3]	150,000	165,188
DISH DBS Corp.
5.88% due 11/15/24	1,050,000	1,035,563
T-Mobile USA, Inc.
6.00% due 04/15/24[6]	500,000	532,499
Sprint Corp.
7.25% due 09/15/21	500,000	494,375
MDC Partners, Inc.
6.50% due 05/01/24[3]	500,000	475,000
Avaya, Inc.
7.00% due 04/01/19[3]	150,000	111,750
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[3]	100,000	107,000
Zayo Group LLC / Zayo Capital, Inc.
6.38% due 05/15/25	100,000	105,521
CSC Holdings LLC
5.25% due 06/01/24	100,000	97,312
Total Communications		4,089,458
Basic Materials - 0.7%
Yamana Gold, Inc.
4.95% due 07/15/24[6]	2,500,000	2,548,200
GCP Applied Technologies, Inc.
9.50% due 02/01/23[3]	500,000	572,500
Mirabela Nickel Ltd.
9.50% due 06/24/19†††,1	96,316	26,968
1.00% due 09/10/44†††,1	1,918	–
Total Basic Materials		3,147,668
Consumer, Non-cyclical - 0.6%
Tufts Medical Center, Inc.
7.00% due 01/01/38	1,500,000	1,815,123
WEX, Inc.
4.75% due 02/01/23[3]	250,000	246,250
ADT Corp.
6.25% due 10/15/21[6]	200,000	219,000
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[3]	100,000	101,750
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[3]	100,000	99,500
Total Consumer, Non-cyclical		2,481,623
Financial - 0.3%
Columbia Property Trust Operating Partnership LP
5.88% due 04/01/18	750,000	802,846

	Face
	Amount	Value
CORPORATE BONDS†† - 4.7% (continued)
Financial - 0.3% (continued)
FBM Finance, Inc.
8.25% due 08/15/21[3]	$150,000	$157,125
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[3]	125,000	119,375
Total Financial		1,079,346
Industrial - 0.2%
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/19	800,000	746,000
Novelis, Inc.
8.75% due 12/15/20	200,000	209,500
CEVA Group plc
6.50% due 03/19/21[3]	40,000	32,600
Total Industrial		988,100
Technology - 0.2%
Micron Technology, Inc.
7.50% due 09/15/23[3]	550,000	606,375
Infor US, Inc.
6.50% due 05/15/22	200,000	202,750
Aspect Software, Inc.
3.00% due 05/25/23†††,1,10	62,284	51,295
Total Technology		860,420
Consumer, Cyclical - 0.1%
WMG Acquisition Corp.
6.75% due 04/15/22[3]	200,000	212,750
PF Chang's China Bistro, Inc.
10.25% due 06/30/20[3,6]	125,000	119,063
Total Consumer, Cyclical		331,813
Total Corporate Bonds
(Cost $18,064,204)		19,814,523
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 0.5%
Residential Mortgage Backed Securities - 0.5%
LSTAR Securities Investment Trust
2015-4, 2.49% due 04/01/20[3,7]	900,700	888,315
2015-1, 2.52% due 01/01/20[3,7]	215,115	212,965
2015-2, 2.47% due 01/01/20[3,7]	212,681	210,979
2015-10, 2.49% due 11/01/20[3,7]	206,166	202,043
Nomura Resecuritization Trust
2012-1R, 0.96% due 08/27/47[3,6,7]	279,353	267,928

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2016

	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 0.5% (continued)
Residential Mortgage Backed Securities - 0.5% (continued)
Banc of America Funding Ltd.
2013-R1, 0.69% due 11/03/41[3,7]	$119,079	$108,452

Value
Total Residential Mortgage Backed Securities	1,890,682
Total Collateralized Mortgage Obligation
(Cost $1,892,746)	1,890,682
Total Investments - 132.5%
(Cost $468,478,124)	$557,069,346
Other Assets & Liabilities, net - (32.5)%	(136,769,899)
Total Net Assets - 100.0%	$420,299,447

*	Non-income producing security.
**	Less than 0.1%
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1	Security was fair valued by the Valuation Committee at August 31, 2016. The total market value of fair valued securities amounts to $1,098,484, (cost $1,744,564) or 0.3% of total net assets.
2
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees.  The total market value of 144A or Section 4(a)(2) securities is $82,401 (cost $520,726), or less than 0.1% of total net assets.

3
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $53,058,582 (cost $50,569,654), or 12.6% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

4	Rate indicated is the 7-day yield as of August 31, 2016.
5	Taxable municipal bond issued as part of the Build America Bond program.
6
All or a portion of these securities have been physically segregated in connection with borrowings and reverse repurchase agreements. As of August 31, 2016, the total value of securities segregated was $291,385,851.

7	Variable rate security. Rate indicated is rate effective at August 31, 2016.
8	Security has no stated coupon. However, it is expected to receive residual cashflow payments on deal defined payment dates.
9	Security is in default of interest and/or principal obligations.
10	Payment-in-kind security.

plc	Public Limited Company

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2016 (See Note 2 in the Notes to Schedule of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total
Assets
Common Stocks	$—	$84,410		$174,201		$258,611
Preferred Stocks	—	—		—	*	—	*
Short Term Investments	198,339	—		—		198,339
Municipal Bonds	—	468,161,029		—		468,161,029
Asset Backed Securities	—	45,769,183		—	*	45,769,183
Senior Floating Rate Interests	—	19,984,959		992,020		20,976,979
Corporate Bonds	—	19,736,260		78,263		19,814,523
Collateralized Mortgage Obligations	—	1,890,682		—		1,890,682
Total Assets	$198,339	$555,626,523		$1,244,484		$557,069,346

Liabilities
Swap Agreements	$—	$1,613,995	**	$—		$1,613,995
Unfunded Loan Commitments	—	180,570		—		180,570
Total Liabilities	$—	$1,794,565		$—		$1,794,565
* Market value is less than $1.
** Represents the unrealized gain/loss at period end.

If not referenced in the table, please refer to the Portfolio of Investments for a breakdown of investment type by industry category.

Other Information (unaudited)

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at 8/31/2016	Valuation Technique	Unobservable Inputs	Input Range
Senior Floating Rate Interests	$ 735,725	Model Price	Purchase Price	—
Senior Floating Rate Interests	146,000	Option adjusted spread off the month end broker quote over the 3 month LIBOR	Indicative Quote	—
Senior Floating Rate Interests	110,295	Enterprise Value	Valuation Multiple	5.5%
Corporate Bonds	51,295	Enterprise Value	Valuation Multiple	8.0x
Corporate Bonds	26,968	Model Price	Liquidation Value	—
Common Stocks	174,176	Enterprise Value	Valuation Multiple	5.5%/8.0x
Common Stocks	25	Model Price	Liquidation Value	—

Significant changes in valuation multiples or liquidation values would generally result in significant changes in the fair value of the security.

Any remaining Level 3 securities held by the Trust and excluded from the table above were not considered material to the Trust.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The transfers in and out of the valuation levels as of August 31, 2016 compared to the valuation levels at then end of the previous fiscal year are detailed below:

Transfer from Level 2 to Level 3	$ 146,000

The transfer from Level 2 to Level 3 is the result of a lack of vendor price.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended August 31, 2016:

	Senior Floating Rate Interests	Corporate Bonds	Common Stocks	Total
Assets:
Beginning Balance	$846,521	$85,272	$207,043	$1,138,836
Paydowns Received	-	-	-	-
Realized Gain/Loss	-	-	-	-
Change in unrealized gain/loss	(3,372)	(8,224)	(32,842)	(44,438)
Purchases	-	-	-	-
Sales	-	-	-	-
Corporate Actions	2,871	1,215	-	4,086
Transfers into Level 3	146,000	-	-	146,000
Transfers out of Level 3	-	-	-	-
Ending Balance	$992,020	$78,263	$174,201	$1,244,484
Net change in unrealized appreciation (depreciation) for investments in securities still held at August 31, 2016	$(3,372)	$(8,224)	$(32,842)	$(44,438)

Other Information (unaudited)

As of August 31, 2016, the swap agreements outstanding were as follows:
Counterparty	Termination Date	Notional Amount ($000)	Pay Fixed Rate	Receive Floating Rate	Unrealized Appreciation (Depreciation)

Bank of America	10/16/2019	$57,000	1.6440%	3 Month LIBOR	$(1,233,229)
Bank of America	10/17/2019	$25,000	1.4605%	3 Month LIBOR	(380,766)
					$(1,613,995)

As of August 31, 2016, the Trust had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Maturity Date	Face Amount	Value
Solera LLC	03/03/2021	$1,425,000	$180,570

The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Schahin II Finance Company SPV Ltd. 5.88% due 09/25/22	01/08/14	$516,555	$78,180
Bush Truck Leasing LLC 2011-AA, 5.00% due 09/25/18	03/04/11	4,171	4,221
Totals		$520,726	$82,401

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Guggenheim Taxable Municipal Managed Duration Trust’s (the “Trust”) policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent semiannual or annual shareholder report.

1.	Significant Accounting Policies
The Trust operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Trust’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Trust’s securities or other assets.

Valuations of the Trust’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Trust’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. Eastern time on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean between the last available bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, provided such amount approximates market value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

The value of interest rate swap agreements are accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the CME price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Eastern time. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available (including restricted securities) are fair valued as determined in good faith by the Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s)

“fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

2.	Fair Value Measurement
In accordance with GAAP, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Trust’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Trust’s assets and liabilities are categorized as Level 2, or Level 3, as indicated in this report.

Indicative quotes from broker—dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Trust’s assets and liabilities, i.e. prices provided by a broker—dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Trust may not have the transparency to view the underlying inputs which support the market quotations.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker— dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

3.	Federal Income Taxes
As of August 31, 2016, the cost of investments and accumulated unrealized appreciation/depreciation on investments for federal income tax purposes were as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation
$467,892,329	$92,760,309	$(3,583,292)	$89,177,017

SUPPLEMENTAL INFORMATION (Unaudited)

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.  Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act, as amended (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Taxable Municipal Managed Duration Trust

By:          /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:       October 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
President and Chief Executive Officer

Date:       October 31, 2016

By:         /s/ John L. Sullivan
 John L. Sullivan
 Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:     October 31, 2016